May 28, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Keystone Strategic Income Fund (the "Fund")
         File No. 33-11050/811-4947


Dear Sirs/Madams:

     Pursuant to Rule 497 under the Securities Act of 1933, as amended (the "Act"), the Fund hereby files a supplement to its prospectuses dated November 29, 1996 as supplemented January 1, 1997, and December 10, 1996 as supplemented December 11, 1996. This supplement supersedes the prior supplement filed electronically on May 23, 1997, which has not been used.

     Please acknowledge receipt of this transmission by responding to the CompuServe mailbox number provided.

     If you have any questions or would like further information, please call me at (617) 210-3648.


                                                             Very truly yours,




                                                             Dorothy E. Bourassa













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                         SUPPLEMENT TO THE PROSPECTUSES
                                       of
                         KEYSTONE STRATEGIC INCOME FUND
                                  (the "Fund")
                                      Dated
                November 29, 1996 as Supplemented January 1, 1997
                                       and
               December 10, 1996 as Supplemented December 11, 1996


     The section of each of the Prospectuses entitled "Portfolio Manager" under "Fund Management and Expenses" is hereby supplemented to reflect the following:

     The Portfolio Manager of Keystone Strategic Income Fund is Prescott B. Crocker. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager and Head of the High Yield Bond Team at Keystone Investment Management Company. Mr. Crocker joined Keystone in 1997 and initially served as the manager of the domestic high yield bond portion of the Fund's portfolio. Prior to joining Keystone, Mr. Crocker was President and Chief Investment Officer at Boston Security Counsellors, a private accounts investment management firm, and Managing Director and Portfolio Manager at Northstar Investment Management. Mr. Crocker has 25 years of experience in fixed income investment management.


May 28, 1997



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